Condensed Consolidated Statements of Comprehensive Income (Unaudited) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	€ 635,042	€ 564,758	€ 1,571,091	€ 1,348,926
Cost of sales	(250,964)	(228,833)	(637,405)	(556,973)
Gross profit	384,078	335,925	933,686	791,953
Operating expenses
Selling and distribution expenses	(162,771)	(149,185)	(407,427)	(365,824)
General and administrative expenses	(32,960)	(27,377)	(89,511)	(81,754)
Foreign exchange gain (loss)	9,507	(4,157)	206	(21,295)
Other income, net	127	267	380	473
Profit from operations	197,981	155,473	437,334	323,553
Finance cost, net	(18,302)	(44,578)	(68,692)	(108,017)
Profit before tax	179,679	110,895	368,642	215,536
Income tax expense	(50,451)	(36,255)	(114,182)	(76,399)
Net profit	129,228	74,640	254,460	139,137
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment gain (loss)	(113,317)	11,706	(70,889)	(5,895)
Net position of fair value changes of the cash flow hedge		825		345
Other comprehensive income (loss), net of tax	(113,317)	12,531	(70,889)	(5,550)
Total comprehensive income (loss)	€ 15,911	€ 87,171	€ 183,571	€ 133,587
Earnings per share
Basic	€ 0.69	€ 0.4	€ 1.36	€ 0.74
Diluted	€ 0.69	€ 0.4	€ 1.36	€ 0.74